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                 [Service Corporation International Letterhead]









                               March 21, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Filing Desk

         Re:      Service Corporation International
                  Registration Statement on Form S-4

Ladies and Gentlemen:

         Service Corporation International (the "Company") transmits herewith for filing under the Securities Act of 1933, as amended, a Registration Statement on Form S-4 relating to the registration of $300,000,000 aggregate principal amount of its 7.00% Senior Notes due 2017 in connection with the exchange offer therefor. This filing has been effected through the Securities and Exchange Commission's EDGAR electronic filing system.

         Please telephone David Taylor of Locke Liddell & Sapp LLP, counsel to the Company, at 713/226-1496 with any questions or comments regarding the enclosed.

                                   Very truly yours,


                                    By: /s/ Jeffrey E. Curtiss
                                        -------------------------------------
                                        Jeffrey E. Curtiss
                                        Senior Vice President and
                                        Chief Financial Officer